Quarterly Holdings Report
for

Fidelity® Minnesota Municipal Income Fund

March 31, 2020

MNF-QTLY-0520
1.814649.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$850,000	$893,954
Series 2019 A, 5% 10/1/23 (a)	825,000	842,540
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,116,225

TOTAL GUAM		2,852,719

Minnesota - 98.2%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	885,041
5% 2/1/24	1,110,000	1,256,154
5% 2/1/25	1,015,000	1,145,407
5% 2/1/26	1,220,000	1,378,685
5% 2/1/27	1,285,000	1,450,611
5% 2/1/28	1,345,000	1,517,268
5% 2/1/29	1,415,000	1,594,549
5% 2/1/34	1,800,000	2,020,554
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,181,890
5% 10/1/27	1,665,000	1,957,274
5% 10/1/29	785,000	917,853
Chaska Independent School District #112 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,660,666
5% 2/1/31	3,600,000	4,248,324
City of Virginia Series 2020 A:
4% 2/1/37 (FSA Insured)	1,000,000	1,123,970
4% 2/1/39 (FSA Insured)	1,000,000	1,117,310
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,546,130
5% 2/1/31	1,245,000	1,450,089
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	855,523
5% 11/1/25	250,000	281,270
5% 11/1/26	500,000	561,255
5% 11/1/27	420,000	470,358
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,317,817
4% 2/1/36	1,360,000	1,556,697
4% 2/1/37	1,200,000	1,370,028
Dilworth-Glyndon-Felton ISD No. 2164 Series 2020 A, 4% 2/1/34	1,000,000	1,121,810
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/43	1,500,000	1,731,435
5% 2/15/48	3,000,000	3,447,030
5% 2/15/58	3,125,000	3,522,250
Duluth Gen. Oblig. Series 2016 A:
5% 2/1/30	1,235,000	1,464,191
5% 2/1/31	1,495,000	1,767,882
5% 2/1/32	2,130,000	2,514,891
Duluth Independent School District #709 Ctfs. of Prtn. Series 2019 B:
5% 2/1/21	300,000	308,780
5% 2/1/22	320,000	340,323
5% 2/1/23	380,000	416,450
5% 2/1/24	400,000	451,232
5% 2/1/25	375,000	434,494
5% 2/1/26	395,000	468,304
5% 2/1/27	370,000	447,508
5% 2/1/28	350,000	431,729
Elk River Independent School District #728:
Series 2019 A, 3% 2/1/33	2,925,000	3,087,689
Series 2020 A, 4% 2/1/31	2,120,000	2,496,194
Forest Lake Series 2019 A, 4% 2/1/31	1,790,000	2,122,743
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	6,290,130
5% 12/1/40	7,200,000	8,611,488
Series 2016 B, 5% 12/1/31	1,135,000	1,384,541
Series 2019 B, 5% 12/15/39	3,725,000	4,686,572
Jordan Ind. School District:
Series 2014 A:
5% 2/1/28	960,000	1,057,421
5% 2/1/29 (Pre-Refunded to 2/1/29 @ 100)	1,000,000	1,099,250
5% 2/1/30 (Pre-Refunded to 2/1/30 @ 100)	1,245,000	1,368,566
Series A, 5% 2/1/28 (Pre-Refunded to 2/1/28 @ 100)	40,000	43,970
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,345,963
5% 9/1/25	215,000	251,862
5% 9/1/28	695,000	808,619
5% 9/1/30	1,500,000	1,738,005
5% 9/1/31	1,300,000	1,501,747
5% 9/1/32	1,000,000	1,152,220
Series 2017:
5% 5/1/26	1,355,000	1,609,930
5% 5/1/27	1,400,000	1,698,284
5% 5/1/28	2,915,000	3,510,913
5% 5/1/29	1,000,000	1,201,120
5% 5/1/30	850,000	1,018,453
5% 5/1/31	510,000	608,588
5% 5/1/32	500,000	594,685
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/27	1,250,000	1,538,388
5% 11/15/28	2,730,000	3,351,157
5% 11/15/29	1,040,000	1,273,355
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (Pre-Refunded to 8/15/20 @ 100)	3,000,000	3,042,630
Series 2010 A, 5.25% 8/15/25 (Pre-Refunded to 8/15/20 @ 100)	1,000,000	1,015,510
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (Pre-Refunded to 8/15/20 @ 100)	500,000	507,105
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2012 B:
5% 1/1/26	1,250,000	1,318,400
5% 1/1/27	1,500,000	1,582,080
Series 2014 A:
5% 1/1/26	3,015,000	3,358,167
5% 1/1/28	4,000,000	4,447,600
5% 1/1/29	2,150,000	2,390,585
5% 1/1/30	2,000,000	2,223,800
5% 1/1/31	6,020,000	6,691,290
Series 2016 A:
5% 1/1/30	4,000,000	4,781,160
5% 1/1/31	2,350,000	2,804,702
5% 1/1/32	2,900,000	3,453,465
Series 2016 C, 5% 1/1/46	4,770,000	5,528,573
Series 2016 D:
5% 1/1/23 (a)	670,000	723,808
5% 1/1/27 (a)	350,000	408,468
5% 1/1/28 (a)	430,000	500,193
5% 1/1/29 (a)	225,000	261,221
5% 1/1/30 (a)	475,000	551,114
5% 1/1/31 (a)	200,000	231,700
5% 1/1/32 (a)	200,000	231,190
5% 1/1/33 (a)	220,000	253,825
5% 1/1/34 (a)	225,000	259,164
5% 1/1/35 (a)	225,000	258,455
5% 1/1/36 (a)	220,000	251,720
5% 1/1/37 (a)	250,000	285,403
5% 1/1/41 (a)	725,000	822,418
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	1,011,611
5% 11/15/28	1,380,000	1,638,929
5% 11/15/29	1,000,000	1,185,150
5% 11/15/30	1,000,000	1,182,510
5% 11/15/31	3,665,000	4,325,323
5% 11/15/32	2,200,000	2,592,106
Series 2018 A:
5% 11/15/35	2,500,000	3,080,900
5% 11/15/36	2,500,000	3,067,575
Minneapolis Spl. School District:
(Minnesota School District Cr. Enhancement Prog.):
Series 2019 A, 5% 2/1/32	1,125,000	1,440,045
Series 2019 B, 5% 2/1/32	1,815,000	2,323,273
(MN SD Cr. Enhancement Prog.):
Series 2017 B, 5% 2/1/29	2,590,000	3,275,987
Series 2018 A, 5% 2/1/33	1,000,000	1,249,210
Series 2018 B, 5% 2/1/33	3,190,000	3,984,980
Series 2017 A, 4% 2/1/33	1,415,000	1,642,419
Series 2017 B:
4% 2/1/33	2,595,000	3,012,068
4% 2/1/34	2,595,000	2,993,774
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,346,947
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,730,405
Minnesota Gen. Oblig.:
Series 2010 D:
5% 8/1/21 (Pre-Refunded to 8/1/20 @ 100)	15,000	15,193
5% 8/1/22 (Pre-Refunded to 8/1/20 @ 100)	70,000	70,902
5% 8/1/23 (Pre-Refunded to 8/1/20 @ 100)	145,000	146,868
Series 2011 B:
5% 10/1/24	2,500,000	2,643,025
5% 10/1/30	3,000,000	3,163,800
Series 2015 A, 5% 8/1/33	1,900,000	2,252,146
Series 2017 A:
5% 10/1/31	5,000,000	6,262,000
5% 10/1/33	3,335,000	4,158,045
Series 2018 B, 4% 8/1/35	5,270,000	6,126,902
Series 2019 A, 5% 8/1/35	5,000,000	6,462,000
Minnesota Higher Ed. Facilities Auth. Rev.:
(Macalester College, MN Proj.) Series 2017:
5% 3/1/28	400,000	491,808
5% 3/1/30	500,000	612,740
(Univ. of St Thomas) Series 2017 A:
5% 10/1/27	500,000	599,780
5% 10/1/28	735,000	876,561
5% 10/1/29	750,000	889,178
5% 10/1/30	655,000	774,387
Series 2016 A, 5% 5/1/46	3,610,000	3,433,471
Series 2017 A, 4% 10/1/35	800,000	867,912
Series 2017:
5% 3/1/28	2,000,000	2,469,400
5% 3/1/31	1,000,000	1,226,420
5% 10/1/31	590,000	693,498
5% 3/1/34	530,000	644,263
5% 10/1/34	440,000	508,548
5% 10/1/35	555,000	639,499
Series 2018 A:
5% 10/1/34	1,140,000	1,261,969
5% 10/1/45	3,650,000	3,934,956
Series 2019:
3% 12/1/21	75,000	76,791
3% 12/1/22	100,000	100,081
3% 12/1/23	100,000	99,858
4% 12/1/24	100,000	103,870
4% 12/1/25	180,000	186,997
4% 12/1/26	190,000	197,566
4% 12/1/27	195,000	202,636
4% 12/1/28	240,000	249,494
4% 12/1/29	285,000	297,338
4% 12/1/30	150,000	155,307
4% 12/1/31	450,000	463,356
4% 12/1/32	290,000	296,400
4% 12/1/33	250,000	253,530
4% 12/1/34	225,000	227,156
4% 12/1/40	950,000	941,070
5% 10/1/29	400,000	491,980
5% 10/1/40	1,000,000	1,167,600
Series Eight-G, 5% 12/1/31	1,000,000	1,178,480
Series Eight-J:
5% 3/1/26	1,015,000	1,183,317
5% 3/1/27	500,000	583,945
Series Eight-L:
5% 4/1/28	920,000	1,068,120
5% 4/1/29	1,005,000	1,163,991
5% 4/1/35	500,000	571,730
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	1,928,845	2,004,995
(Mtg.-Backed Securities Pass-Through Prog.) Series H, 2.47% 1/1/50	4,025,623	4,090,435
Series 2015 A:
5% 8/1/29	1,000,000	1,145,580
5% 8/1/30	1,000,000	1,146,490
5% 8/1/31	1,000,000	1,144,680
5% 8/1/32	1,000,000	1,143,780
5% 8/1/33	1,000,000	1,142,420
Series 2019 B, 4.25% 7/1/49	4,795,000	5,232,640
Series B, 3.5% 7/1/50	10,680,000	11,259,390
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A, 5% 10/1/26	830,000	956,359
Series 2014:
5% 10/1/26	630,000	725,911
5% 10/1/27	750,000	861,360
5% 10/1/30	1,000,000	1,144,740
Series 2016:
4% 10/1/41	1,000,000	1,092,470
5% 10/1/32	1,500,000	1,783,755
5% 10/1/33	400,000	475,396
5% 10/1/35	400,000	473,520
5% 10/1/36	1,000,000	1,181,790
5% 10/1/47	2,000,000	2,327,820
Minnesota Pub. Facilities Auth. Rev. Series 2016 A:
5% 3/1/29	5,000,000	5,967,650
5% 3/1/30	5,150,000	6,127,470
Minnesota State Colleges & Univs. Board of Trustees Rev. Series 2011 A, 5% 10/1/30	1,495,000	1,576,627
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	13,700,152
5% 3/1/28	4,275,000	4,558,048
Series 2014 A:
5% 6/1/27	5,000,000	5,548,000
5% 6/1/38	5,000,000	5,455,400
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,676,350
Moorhead ISD No. 152 Series 2020 A, 4% 2/1/31	2,015,000	2,362,829
Mounds View Independent School District #621 Series 2018 A, 5% 2/1/29	6,840,000	8,421,271
North Branch Independent School District #138 Series 2017 A, 4% 2/1/29	2,015,000	2,324,645
North St Paul Maplewood Minn I (MN SD Cr. Enhancement Prog.) Series 2019 B, 4% 2/1/32	3,120,000	3,614,645
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A:
5% 1/1/23	850,000	934,575
5% 1/1/24	650,000	712,082
5% 1/1/25	975,000	1,067,021
5% 1/1/31	1,740,000	1,890,458
Series 2016:
5% 1/1/28	500,000	588,010
5% 1/1/29	620,000	726,541
5% 1/1/30	520,000	606,268
5% 1/1/31	350,000	406,207
Series 2017:
5% 1/1/29	460,000	556,996
5% 1/1/31	400,000	480,480
5% 1/1/33	475,000	565,231
5% 1/1/35	520,000	616,054
Robbinsdale Independent School District 281 (MN SD Cr. Enhancement Prog.) Series 2019 B:
5% 2/1/29	1,010,000	1,258,864
5% 2/1/30	955,000	1,185,518
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/26	570,000	642,145
5% 12/1/27	275,000	309,386
5% 12/1/28	275,000	309,073
5% 12/1/43	1,000,000	1,116,320
Series 2017 A:
5% 12/1/42	1,100,000	1,291,532
5% 12/1/47	1,000,000	1,170,070
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,014,040
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/21	790,000	825,424
5% 7/1/22	350,000	377,766
5% 7/1/24	300,000	332,328
5% 7/1/27	345,000	379,324
5% 7/1/28	225,000	246,724
5% 7/1/33	1,225,000	1,318,860
Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,100,000	1,144,297
Series 2012, 4% 11/15/41	1,205,000	1,259,984
Series 2016 B:
5% 11/15/31	3,225,000	4,342,301
5% 11/15/35	4,000,000	5,632,120
4% 11/15/48	400,000	449,308
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,000,000	6,059,150
(MN School District Cr. Enhancement Prog.) Series 2018 A:
5% 2/1/26	2,400,000	2,864,544
5% 2/1/29	5,180,000	6,309,706
Saint Cloud Health Care Rev.:
Series 2014 B, 5% 5/1/22	1,950,000	2,097,030
Series 2016 A:
5% 5/1/29	1,000,000	1,187,600
5% 5/1/30	1,000,000	1,183,790
5% 5/1/31	1,000,000	1,179,570
5% 5/1/46	5,000,000	5,650,050
Series 2019, 5% 5/1/48	6,000,000	7,018,320
5.125% 5/1/30	310,000	310,893
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A:
5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	2,515,000	3,023,709
5% 11/15/30 (Pre-Refunded to 11/15/25 @ 100)	1,585,000	1,905,598
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,156,780
5% 11/1/28	1,000,000	1,151,510
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,101,062
5% 9/1/24	1,000,000	1,136,740
5% 9/1/25	1,345,000	1,529,023
5% 9/1/26	1,575,000	1,785,830
5% 9/1/28	1,000,000	1,131,300
5% 9/1/34	1,065,000	1,183,716
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	14,532,944
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,880,530
Series 2015 A:
5% 1/1/28	1,000,000	1,182,010
5% 1/1/34	1,695,000	1,974,200
5% 1/1/36	1,000,000	1,160,000
5% 1/1/41	1,000,000	1,149,460
Series 2019 A, 5% 1/1/34	1,230,000	1,566,934
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) 5% 11/15/47	7,350,000	8,674,617
Series 2015 A:
5% 7/1/29	5,000,000	5,810,600
5% 7/1/30	5,000,000	5,788,450
Series 2017 A:
5% 11/15/30	650,000	797,901
5% 11/15/31	845,000	1,034,610
5% 11/15/33	800,000	976,928
5% 11/15/34	665,000	808,600
Univ. of Minnesota Gen. Oblig.:
Series 2016:
5% 4/1/37	2,125,000	2,540,098
5% 4/1/41	6,000,000	7,126,680
Series 2017 A:
5% 9/1/33	5,025,000	6,205,724
5% 9/1/37	3,880,000	4,737,519
Series 2017 B, 5% 12/1/32	2,000,000	2,489,320
Series 2019 A, 5% 4/1/44	5,000,000	6,229,800
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,846,072
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,198,598
Virginia Independent School District #706 Series 2019 A, 5% 2/1/31	5,000,000	6,245,750
Wayzata Sr Hsg. Rev. Series 2019:
5% 8/1/49	500,000	500,505
5% 8/1/54	1,000,000	987,000
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A, 4% 2/1/41	2,400,000	2,717,712
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,491,800
5% 1/1/27	2,150,000	2,358,400
5% 1/1/30	1,000,000	1,092,110
Series 2014 A:
5% 1/1/31 (Pre-Refunded to 1/1/24 @ 100)	1,750,000	1,990,853
5% 1/1/35 (Pre-Refunded to 1/1/24 @ 100)	1,595,000	1,814,520
5% 1/1/40 (Pre-Refunded to 1/1/24 @ 100)	1,500,000	1,706,445
Series 2015 A, 5% 1/1/31	1,820,000	2,151,258
Series 2018 A, 5% 1/1/49	2,000,000	2,418,940
White Bear Lake Independent School District #624 Gen. Oblig. (MN SD Cr. Enhancement Prog.) Series 2020 A, 4% 2/1/29	3,980,000	4,714,230
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/28	1,000,000	1,237,300
5% 6/1/30	500,000	614,160
5% 6/1/31	700,000	857,122
5% 6/1/33	1,000,000	1,218,770
Wright County Ctfs. of Prtn. Series 2019 A:
5% 12/1/30	1,000,000	1,292,560
5% 12/1/31	1,000,000	1,288,540

TOTAL MINNESOTA		577,735,143

TOTAL MUNICIPAL BONDS
(Cost $556,102,990)		580,587,862

Municipal Notes - 0.7%
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B2, 0.75% 4/1/20, LOC JPMorgan Chase Bank, VRDN (b)
(Cost $3,900,000)	3,900,000	3,900,000
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $560,002,990)		584,487,862
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,457,499
NET ASSETS - 100%		$587,945,361

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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